Mar. 31, 2021
VELA Large Cap Plus Fund

VELA FUNDS

(the “Trust”)

VELA Large Cap 130/30 Fund

(the “Fund”)

Class A: VELAX

Class I: VELIX

(a series of VELA Funds)

Supplement dated March 31, 2021

to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

each dated September 28, 2020

The following provides notice to shareholders of important changes to the Fund.

At a meeting held on February 25, 2021, the Board of Trustees of the Trust approved a change to the name of the Fund and changes to the Fund’s principal investment strategy. The Fund’s investment objective has not changed. Accordingly, effective immediately:

1)	Fund Name Change

All references to the Fund’s name in the Summary Prospectus, the Prospectus and the SAI are deleted and replaced as follows:

Previous Name	New Name
VELA Large Cap 130/30 Fund	VELA Large Cap Plus Fund

2)	Changes to Principal Investment Strategy

In the section entitled “Principal Investment Strategy” beginning on page 2 of the Summary Prospectus and in the subsection entitled “Principal Investment Strategy” within the section entitled “Fund Summary” beginning on page 8 of the Prospectus, the first paragraph is deleted in its entirety and replaced with the following:

The fund, under normal market conditions, invests at least 80% of its net assets in long and short positions in U.S. equity securities with large market capitalizations. The fund will: (i) invest its assets in U.S. equity securities of companies with market capitalizations within the range of the market capitalizations for the S&P 500 Index that the Adviser believes are undervalued and (ii) sell short U.S. equity securities with market capitalizations within the range of the market capitalizations for the S&P 500 Index that the Adviser believes are overvalued or have worse prospects than other investment opportunities. Equity securities consist of common and preferred stocks. The capitalization range of the S&P 500 Index is between $2.7 billion and $2.2 trillion as of August 31, 2020. The size of the companies included in the S&P 500 Index will change with market conditions. Under normal market conditions, the fund intends to maintain its net exposure in the range of 80% - 100% (long market value minus short market value). However, the long and short positions held by the fund will vary in size as market opportunities change. The fund’s long positions and their equivalents will generally range between 100% and 140% of the value of the fund’s net assets. The fund’s short positions will generally range between 0% and 40% of the value of the fund’s net assets.

In the section entitled “Principal Investment Strategy” beginning on page 2 of the Summary Prospectus and in the subsection entitled “Principal Investment Strategy” within the section entitled “Fund Summary” beginning on page 8 of the Prospectus, the third paragraph is deleted in its entirety and replaced with the following:

The fund will sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. Additionally, the fund may sell a security short if the fund managers expect the security to underperform a relevant benchmark and/or long positions in the portfolio. The fund may also sell securities of exchange traded funds (“ETFs”) short to hedge its exposure to specific market sectors or if it believes a specific sector or asset will decline in value. Using short sale proceeds to invest in a long position with a higher expected return increases the fund’s long exposure and can result in a positive net return even if the security sold short increases in price as long as the long position outperforms the short position inclusive of all fees and dividends associated with the short sale. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund’s assets will as a matter of practice be invested in short sales. The fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the fund’s net assets.

In the section entitled “Principal Investment Strategy” beginning on page 2 of the Summary Prospectus and the subsection entitled “Principal Investment Strategy” within the section entitled “Fund Summary” beginning on page 8 of the Prospectus, the last paragraph is deleted in its entirety and replaced with the following:

The fund may also invest in various types of derivative instruments (such as options, futures contracts, and forward contracts) to gain or hedge exposure to certain types of securities as an alternative to investing directly in or selling such securities. The fund may buy and sell (write) put options or covered call options to gain or hedge exposure to certain types of securities and generate additional income.

3)	Changes to Principal Risks

In the section entitled “Principal Risks” beginning on page 2 of the Summary Prospectus and in the subsection entitled “Principal Risks” within the section entitled “Fund Summary” beginning on page 9 of the Prospectus, the following risk is added immediately after “Derivatives Risk”:

Options Risk. There are risks associated with buying and selling call and put options. If the fund buys a put or call option, the fund risks losing the entire premium invested in the option if the fund does not exercise the option. If the fund sells (writes) a put option, there is risk that the fund may be required to buy the underlying investment at a disadvantageous price. If the fund sells (writes) a covered call option, there is risk that the fund may be required to sell the underlying investment at a disadvantageous price. The fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options.

4)	Changes to Investment Risks

In the subsection entitled “Investment Risks” within the section entitled “Fund Details” beginning on page 19 of the Prospectus, the following risk is added immediately after “Non-U.S. and Emerging Market Risk” in the table and in the disclosure below the table:

	VELA Small Cap Fund	VELA Large Cap Plus Fund	VELA International Fund
Options Risk	NP	P	NP

Options Risk. This is a principal risk for the Large Cap Plus Fund and a non-principal risk for the Small Cap Fund and the International Fund. There are risks associated with buying and selling call and put options. If a fund buys a put or call option, the fund risks losing the entire premium invested in the option if the fund does not exercise the option. If a fund sells (writes) a put option, there is risk that the fund may be required to buy the underlying investment at a disadvantageous price. If a fund sells (writes) a covered call option, there is risk that the fund may be required to sell the underlying investment at a disadvantageous price. A fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options.

* * * * *

This supplement provides new information beyond that contained in the Summary Prospectus, the Prospectus and the SAI, each dated September 28, 2020 and should be read in conjunction with those documents. The Prospectus and the SAI have been filed with the Securities and Exchange Commission and are incorporated herein by reference.

Please retain this Supplement for future reference.